STOCKHOLDERS DEFICIT (Details) - shares		6 Months Ended	12 Months Ended
	Jan. 06, 2020	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Conversion of debt into common shares - exchange agreements			7,957,013
Conversion of debt into common shares			175,000
Shares issued for manufacturing agreements			12,147
Shares issued for payment of Series D dividends	126,600	60,598	148,653
Investments			1,526,000
Issued during the year ended December 31, 2020	31,650	158,598	9,818,813
Balance, shares	3,319,469	13,138,282	3,319,469
Balance, shares		13,296,880	13,138,282